Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2024
Weighted-average number of shares

	As of March 31,
	2022	2023	2024
Weighted average number of equity shares used in computing basic earnings per equity share	5,533,113,800	5,565,620,562	7,079,296,055
Effect of potential equity shares for stock options outstanding	30,366,023	21,552,766	28,156,373

Weighted average number of equity shares used in computing diluted earnings per equity share	5,563,479,823	5,587,173,328	7,107,452,428

Reconciliation of Earnings Per Share
The following are
reconciliations
of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2022		2023		2024		2024
Basic earnings per share	Rs.	69.76	Rs.	89.02	Rs.	88.66	US$	1.06
Effect of potential equity shares for stock options outstanding		0.38		0.34		0.35		0.01

Diluted earnings per share	Rs.	69.38	Rs.	88.68	Rs.	88.31	US$	1.05

Basic earnings per ADS	Rs.	209.28	Rs.	267.06	Rs.	265.98	US$	3.18
Effect of potential equity shares for stock options outstanding		1.14		1.02		1.05		0.03

Diluted earnings per ADS	Rs.	208.14	Rs.	266.04	Rs.	264.93	US$	3.15